Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) $ in Thousands	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	$ 24,258
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 590
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	48,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 1,704
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 79
Held to Maturity Securities, Number of securities included, 12 Month or More | security	1
Held to Maturity Securities, Total Fair Value	$ 25,962
Securities Held to Maturity, Total Unrealized Losses	669	$ 178
Available-for-Sale Securities, Fair Value, Less than 12 Month	259,879
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 7,076
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	220
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 6,918
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 97
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	9
Available-for-Sale Securities, Total Fair Value	$ 266,797
Available-for-Sale Securities, Total Unrealized Losses	7,173	2,351
US Government-Sponsored Enterprises (GSEs) [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	59,488
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 2,391
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	23
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	0
Available-for-Sale Securities, Total Fair Value	$ 59,488
Available-for-Sale Securities, Total Unrealized Losses	2,391	483
GSE Residential [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	8,177
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 151
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	7,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 1,704
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 79
Held to Maturity Securities, Number of securities included, 12 Month or More | security	1
Held to Maturity Securities, Total Fair Value	$ 9,881
Securities Held to Maturity, Total Unrealized Losses	230	169
Available-for-Sale Securities, Fair Value, Less than 12 Month	124,011
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 2,350
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	64
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 6,918
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 97
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	9
Available-for-Sale Securities, Total Fair Value	$ 130,929
Available-for-Sale Securities, Total Unrealized Losses	2,447	1,498
SBAP [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	33,579
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 729
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	17
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	0
Available-for-Sale Securities, Total Fair Value	$ 33,579
Available-for-Sale Securities, Total Unrealized Losses	729	273
Obligations of States and Political Subdivisions [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	16,081
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 439
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	41,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 0
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 0
Held to Maturity Securities, Number of securities included, 12 Month or More | security	0
Held to Maturity Securities, Total Fair Value	$ 16,081
Securities Held to Maturity, Total Unrealized Losses	439	9
Available-for-Sale Securities, Fair Value, Less than 12 Month	42,801
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 1,606
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	116
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	0
Available-for-Sale Securities, Total Fair Value	$ 42,801
Available-for-Sale Securities, Total Unrealized Losses	$ 1,606	$ 97